Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GUARDIAN VARIABLE PRODUCTS TRUST
Entity Central Index Key	0001668512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]

GUARDIAN VARIABLE PRODUCTS TRUST

Guardian Multi-Sector Bond VIP Fund (the “Fund”)

Supplement dated February 28, 2025

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

each dated May 1, 2024, as supplemented